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                        ALLMERICA SELECT SEPARATE ACCOUNT
                           (ALLMERICA SELECT CHARTER)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000

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The second paragraph under the DISTRIBUTION section is replaced with the following:

The Company pays commissions not to exceed 1.25% of payments to broker-dealers which sell the Contract, plus ongoing annual compensation of up to 1.0% of Contract value. To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to General Agents, independent marketing organizations, and broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

                                       ***


Supplement Dated August 18, 2000